ACCOUNTS RECEIVABLE (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Accounts receivable, gross	$ 744,255		$ 154,928	$ 675,970
Less: allowance for doubtful accounts	(69,797)		(63,575)	(36,381)
Accounts receivable, net	674,458		91,353	639,589
Increase in allowance for doubtful accounts	8,639	$ 12,489	$ 27,340	$ 8,419
Pro Forma Combined [Member]
Accounts receivable, net	$ 674,458